Accounts Payable - Schedule of Domestic Supplier (Details) - Domestic Supplier [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Domestic Supplier [Line Items]
Domestic supplier	$ 4,600,752	$ 3,458,792	$ 396,305,800
Past Due 01-90 Days [Member]
Schedule of Domestic Supplier [Line Items]
Domestic supplier	410,082	101,319
Past Due 91-180 Days [Member]
Schedule of Domestic Supplier [Line Items]
Domestic supplier	628,427	729,746	170,767,100
Past Due 181-360 Days [Member]
Schedule of Domestic Supplier [Line Items]
Domestic supplier	640,003	482,003	$ 225,538,700
Past Due 360 Days [Member]
Schedule of Domestic Supplier [Line Items]
Domestic supplier	$ 2,922,240	$ 2,145,724